Derivatives - Derivatives in hedge accounting relationships (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IFRS netting
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	£ (1,697)	£ (2,520)
Hedging instrument, liabilities	(2,875)	(5,259)
Derivatives after IFRS netting
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	535	118
Hedging instrument, liabilities	356	464
Derivatives | Derivatives before IFRS netting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	274,500	265,700
Hedging instrument, assets	2,232	2,638
Hedging instrument, liabilities	3,231	5,723
Changes in fair value used for hedge ineffectiveness	1,226	1,549
Fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Changes in fair value used for hedge ineffectiveness	522	958	£ 406
Fair value hedging | Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	92,700	83,100
Hedging instrument, assets	829	1,096
Hedging instrument, liabilities	1,256	1,965
Changes in fair value used for hedge ineffectiveness	522	958
Cash flow hedging | Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	156,100	167,900
Hedging instrument, assets	868	1,424
Hedging instrument, liabilities	1,619	3,300
Changes in fair value used for hedge ineffectiveness	717	581
Cash flow hedging | Exchange rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	25,300	14,400
Hedging instrument, assets	532	116
Hedging instrument, liabilities	355	457
Changes in fair value used for hedge ineffectiveness	(3)	1
Net investment hedging | Exchange rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	400	300
Hedging instrument, assets	3	2
Hedging instrument, liabilities	1	1
Changes in fair value used for hedge ineffectiveness	(10)	9
Net investment hedging | Debt securities in issue
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,760	3,144
Hedging instrument, liabilities	£ 2,776	£ 3,163